Certnys

1-13221

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

[redacted]

13000667

Received SEC
FEB 19 2013
Washington, DC 20549

February 19, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Cullen/Frost Bankers, Inc., Shares of 5.375% Non-Cumulative Perpetual Preferred Stock, Series A, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 14, 2013. Tentative listing date – February 21, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com